UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number   811-03632

DWS Tax Free Trust
 (Exact Name of Registrant as Specified in Charter)

345 Park Avenue
New York, NY 10154-0004
 (Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (201) 593-6408

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
 (Name and Address of Agent for Service)

Date of fiscal year end:	5/31

Date of reporting period:	11/30/2010

ITEM 1.	REPORT TO STOCKHOLDERS

NOVEMBER 30, 2010 Semiannual Report to Shareholders

DWS Intermediate Tax/AMT Free Fund

Contents
4 Performance Summary
7 Information About Your Fund's Expenses
9 Portfolio Summary
11 Investment Portfolio
28 Statement of Assets and Liabilities
30 Statement of Operations
31 Statement of Cash Flows
32 Statement of Changes in Net Assets
33 Financial Highlights
38 Notes to Financial Statements
46 Investment Management Agreement Approval
51 Summary of Management Fee Evaluation by Independent Fee Consultant
55 Account Management Resources
56 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

Bond investments are subject to interest-rate and credit risks. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Although the fund seeks income that is federally tax-free, a portion of the fund's distributions may be subject to federal, state and local taxes, including the alternative minimum tax. See the prospectus for details.

DWS Investments is part of Deutsche Bank's Asset Management division and, within the US, represents the retail asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas Inc. and DWS Trust Company.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Performance Summary November 30, 2010
Average Annual Total Returns as of 11/30/10
Unadjusted for Sales Charge	6-Month‡	1-Year	3-Year	5-Year	10-Year
Class A	0.71%	3.43%	4.58%	4.23%	4.36%
Class B	0.27%	2.57%	3.72%	3.41%	3.54%
Class C	0.31%	2.72%	3.82%	3.46%	3.56%
Adjusted for the Maximum Sales Charge
Class A (max 2.75% load)	-2.06%	0.59%	3.62%	3.65%	4.06%
Class B (max 4.00% CDSC)	-3.69%	-0.43%	3.10%	3.24%	3.54%
Class C (max 1.00% CDSC)	-0.68%	2.72%	3.82%	3.46%	3.56%
No Sales Charges						Life of Institutional Class*
Class S	0.78%	3.66%	4.78%	4.44%	4.59%	N/A
Institutional Class	0.83%	3.78%	4.90%	4.53%	N/A	4.06%
Barclays Capital 7-Year Municipal Bond Index+	2.77%	5.51%	6.24%	5.60%	5.50%	4.90%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

‡ Total returns shown for periods less than one year are not annualized.

* Institutional Class shares commenced operations on December 20, 2004. Index returns began on December 31, 2004.

Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit www.dws-investments.com for the Fund's most recent month-end performance. Performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated October 1, 2010 are 0.79%, 1.61%, 1.57%, 0.64% and 0.51% for Class A, Class B, Class C, Class S and Institutional Class shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

Index returns, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

A portion of the Fund's distributions may be subject to federal, state and local taxes.

Returns shown for Class A, B and C shares for the period prior to their inception on June 11, 2001 are derived from the historical performance of Class S shares of DWS Intermediate Tax/AMT Free Fund during such period and have been adjusted to reflect the higher total annual operating expenses of each specific class. Any difference in expenses will affect performance.
Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)
[] DWS Intermediate Tax/AMT Free Fund — Class A [] Barclays Capital 7-Year Municipal Bond Index+

Yearly periods ended November 30

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 2.75%. This results in a net initial investment of $9,725.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

+ The Barclays Capital 7-Year Municipal Bond Index is an unmanaged, total return subset of the Barclays Capital Municipal Bond Index. It includes maturities of six to eight years.
Net Asset Value and Distribution Information
	Class A	Class B	Class C	Class S	Institutional Class
Net Asset Value: 11/30/10	$11.36	$11.37	$11.36	$11.37	$11.37
5/31/10	$11.46	$11.47	$11.46	$11.47	$11.47
Distribution Information: Six Months as of 11/30/10: Income Dividends	$.18	$.13	$.14	$.19	$.20
November Income Dividend	$.0306	$.0227	$.0230	$.0317	$.0328
SEC 30-day Yield‡‡ as of 11/30/10	2.38%	1.62%	1.64%	2.57%	2.69%
Tax Equivalent Yield‡‡ as of 11/30/10	3.66%	2.49%	2.52%	3.95%	4.14%
Current Annualized Distribution Rate‡‡ as of 11/30/10	3.28%	2.43%	2.46%	3.39%	3.51%

‡‡ The SEC yield is net investment income per share earned over the month ended November 30, 2010, shown as an annualized percentage of the maximum offering price per share on the last day of the period. The SEC yield is computed in accordance with a standardized method prescribed by the Securities and Exchange Commission. The SEC yield would have been 2.53% for Class S shares had certain expenses not been reduced. Tax equivalent yield is based on the Fund's yield and a marginal federal income tax rate of 35%. Current annualized distribution rate is the latest monthly dividend shown as an annualized percentage of net asset value on November 30, 2010. Distribution rate simply measures the level of dividends and is not a complete measure of performance. The current annualized distribution rate would have been 3.35% for Class S shares had certain expenses not been reduced. Yields and distribution rates are historical, not guaranteed, and will fluctuate.
Lipper Rankings — Intermediate Municipal Debt Funds Category as of 11/30/10
Period	Rank		Number of Fund Classes Tracked	Percentile Ranking (%)
Class A 1-Year	104	of	148	70
3-Year	48	of	135	36
5-Year	43	of	123	35
Class B 1-Year	140	of	148	94
3-Year	101	of	135	75
5-Year	90	of	123	73
Class C 1-Year	134	of	148	90
3-Year	95	of	135	70
5-Year	86	of	123	70
Class S 1-Year	91	of	148	62
3-Year	30	of	135	23
5-Year	27	of	123	22
10-Year	26	of	73	36
Institutional Class 1-Year	88	of	148	60
3-Year	19	of	135	14
5-Year	18	of	123	15

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return unadjusted for sales charges with distributions reinvested. If sales charges had been included, rankings might have been less favorable.

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, Class S shares limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (June 1, 2010 to November 30, 2010).

The tables illustrate your Fund's expenses in two ways:

•Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. An account maintenance fee of $6.25 per quarter for Class S shares may apply for certain accounts whose balances do not meet the applicable minimum initial investment. This fee is not included in these tables. If it was, the estimate of expenses paid for Class S shares during the period would be higher, and account value during the period would be lower, by this amount.
Expenses and Value of a $1,000 Investment for the six months ended November 30, 2010
Actual Fund Return	Class A	Class B	Class C	Class S	Institutional Class
Beginning Account Value 6/1/10	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 11/30/10	$1,007.10	$1,002.70	$1,003.10	$1,007.80	$1,008.30
Expenses Paid per $1,000*	$3.67	$7.98	$7.68	$2.97	$2.47
Hypothetical 5% Fund Return	Class A	Class B	Class C	Class S	Institutional Class
Beginning Account Value 6/1/10	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 11/30/10	$1,021.41	$1,017.10	$1,017.40	$1,022.11	$1,022.61
Expenses Paid per $1,000*	$3.70	$8.04	$7.74	$2.99	$2.48

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.
Annualized Expense Ratios	Class A	Class B	Class C	Class S	Institutional Class
DWS Intermediate Tax/AMT Free Fund	.73%	1.59%	1.53%	.59%	.49%

For more information, please refer to the Fund's prospectus.

Portfolio Summary
Asset Allocation (As a % of Investment Portfolio)	11/30/10	5/31/10

Revenue Bonds	64%	67%
General Obligation Bonds	24%	20%
Lease Obligations	7%	8%
ETM/Prerefunded	5%	5%
	100%	100%

Quality	11/30/10	5/31/10

AAA	19%	21%
AA	48%	45%
A	27%	26%
BBB	4%	6%
BB	1%	—
Not Rated	1%	2%
	100%	100%

Interest Rate Sensitivity	11/30/10	5/31/10

Effective Maturity	6.2 years	5.8 years
Effective Duration	5.8 years	5.2 years

Effective maturity is the weighted average of the bonds held by the Fund taking into consideration any maturity shortening features.

Effective duration is an approximate measure of the Fund's sensitivity to interest rate changes taking into consideration any maturity shortening features.

Asset allocation and interest rate sensitivity are subject to change.

The quality ratings represent the lower of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings. The ratings of Moody's and S&P represent their opinions as to the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality. The Fund's credit quality does not remove market risk and is subject to change.
Top Five State Allocations (As a % of Investment Portfolio)	11/30/10	5/31/10

Texas	20%	17%
California	15%	15%
Florida	7%	7%
Illinois	5%	5%
New York	5%	5%

Top five state allocations are subject to change.

For more complete details about the Fund's investment portfolio, see page 11. A quarterly Fact Sheet is available upon request. Please see the Account Management Resources section for contact information.

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's portfolio holdings are also posted on www.dws-investments.com from time to time. Please see the Fund's current prospectus for more information.

Investment Portfolio as of November 30, 2010 (Unaudited)
	Principal Amount ($)	Value ($)

Municipal Bonds and Notes 99.3%
Alabama 0.3%
Alabama, State Public School & College Authority Revenue, Series A, 5.0%, 5/1/2024	3,000,000	3,227,010
Mobile, AL Industrial Development Board Dock & Wharf Revenue, Holnam, Inc. Project, Series A, 144A, 0.29%*, 6/1/2032, LOC: Bayerische Landesbank	1,500,000	1,500,000
		4,727,010
Arizona 2.7%
Arizona, Health Facilities Authority Revenue, Banner Health, Series A, 5.0%, 1/1/2020	3,000,000	3,163,860
Arizona, Health Facilities Authority, Hospital System Revenue, Phoenix Baptist Hospital & Medical Center, ETM, 6.25%, 9/1/2011, INS: NATL	35,000	35,167
Arizona, State Transportation Board Excise Tax Revenue, Maricopa County Regional Area Road, 5.0%, 7/1/2025	3,000,000	3,269,580
Arizona, Water Infrastructure Finance Authority Revenue, Series A, 5.0%, 10/1/2024	4,000,000	4,402,720
Arizona, Water Infrastructure Finance Authority Revenue, Water Quality, Series A, 5.0%, 10/1/2030	3,750,000	3,987,937
Maricopa County, AZ, Industrial Development Authority, Hospital Facility Revenue, Samaritan Health Services, Series B, ETM, 6.0%, 12/1/2019, INS: NATL	3,315,000	3,895,125
Phoenix, AZ, Civic Improvement Corp., Airport Revenue, Series A, 5.0%, 7/1/2028	4,000,000	4,045,400
Phoenix, AZ, Civic Improvement Corp., Wastewater System Revenue, 5.5%, 7/1/2022	2,545,000	2,886,921
Phoenix, AZ, General Obligation, Series B, 5.0%, 7/1/2018	10,000,000	11,637,900
		37,324,610
Arkansas 0.0%
Jefferson County, AR, Health Care Facilities, 1978 Conventional Series, ETM, 7.4%, 12/1/2010, INS: AGMC	90,000	90,018
California 15.1%
California, ABAG Finance Authority for Nonprofit Corp., Multi-Family Housing Revenue, Amber Court Apartments, Series A, 0.28%*, 12/15/2032, LIQ: Fannie Mae	2,150,000	2,150,000
California, Bay Area Toll Authority, Toll Bridge Revenue, San Francisco Bay Area:
Series F-1, 5.0%, 4/1/2028	10,000,000	10,403,700
Series F-1, 5.25%, 4/1/2029	2,500,000	2,622,775
California, Department of Water Resources Power Supply Revenue, Series A, Prerefunded, 5.5%, 5/1/2015, INS: AMBAC	10,000,000	10,810,400
California, Electric Revenue, Department of Water Resources & Power Supply, Series A, Prerefunded, 5.875%, 5/1/2016	7,000,000	7,604,380
California, General Obligation, Economic Recovery, Series A, 5.25%, 7/1/2014, INS: FGIC	10,000,000	11,283,800
California, Health Facilities Financing Authority Revenue, Catholic Healthcare West, Series A, 6.0%, 7/1/2029	4,000,000	4,244,720
California, Infrastructure & Economic Development Bank Revenue, Clean Water, State Revolving Fund, 5.0%, 10/1/2017	6,735,000	7,201,735
California, Kern Water Bank Authority Revenue, Series A, 0.25%*, 7/1/2028, LOC: Wells Fargo Bank NA	1,131,000	1,131,000
California, Pollution Control Financing Authority, Solid Waste Disposal Revenue, USA Waste Services, Inc. Project, Series B, 1.75%, Mandatory Put 6/1/2011 @ 100, 6/1/2018	4,100,000	4,096,925
California, State Department of Water Resources, Power Supply Revenue, Series M, 5.0%, 5/1/2013	10,295,000	11,229,992
California, State Department Water Resources Center, Valley Project Revenue:
Series Y, 5.25%, 12/1/2016, INS: FGIC	2,955,000	3,241,812
Series Y, Prerefunded, 5.25%, 12/1/2016., INS: FGIC	45,000	50,106
California, State Economic Recovery, Series A, 5.25%, 7/1/2021	5,000,000	5,542,200
California, State General Obligation, Various Purposes:
5.25%, 10/1/2025	10,000,000	10,265,900
5.75%, 4/1/2027	5,000,000	5,250,950
6.0%, 4/1/2018	1,700,000	1,987,283
6.0%, 3/1/2033	3,765,000	4,025,011
California, State Public Works Board, Lease Revenue, Capital Projects, Series I-1, 6.25%, 11/1/2021	7,000,000	7,754,810
California, State Public Works Board, Lease Revenue, Department of General Services, Buildings 8 & 9, Series A, 6.125%, 4/1/2028	2,000,000	2,102,280
California, University Revenues, Limited Project, Series E, 5.0%, 5/15/2021	5,000,000	5,583,600
Castaic Lake, CA, Water Agency Revenue, Certificates of Participation, 1994 Refunding Project, Series A, 0.26%*, 8/1/2020, LOC: Wells Fargo Bank NA	400,000	400,000
Emeryville, CA, Redevelopment Agency, Residential Mortgage, ETM, 7.5%, 9/1/2011	25,000	26,143
Los Angeles, CA, Department of Airports Revenue, Los Angeles International Airport, Series A, 5.0%, 5/15/2031	10,000,000	10,120,100
Los Angeles, CA, Department of Water & Power Revenue, Power Systems, Series A-7, 0.27%*, 7/1/2035	1,400,000	1,400,000
Los Angeles, CA, General Obligation:
Series A, 5.0%, 9/1/2019, INS: AGMC	6,340,000	7,062,443
Series A, 5.0%, 9/1/2020, INS: AGMC	5,915,000	6,478,226
Los Angeles, CA, School District General Obligation, Prerefunded, 5.5%, 7/1/2015, INS: NATL	4,000,000	4,482,960
Orange County, CA, Airport Revenue, Series A, 5.25%, 7/1/2025	3,000,000	3,207,150
Sacramento, CA, Municipal Utility District, Electric Revenue, Series U, 5.0%, 8/15/2023, INS: AGMC	7,000,000	7,538,930
San Diego County, CA, Regional Airport Authority Revenue:
Series A, 5.0%, 7/1/2029	7,245,000	7,210,007
Series A, 5.0%, 7/1/2030	5,000,000	5,018,700
San Diego, CA, Public Facilities Financing Authority, Sewer Revenue, Series A, 5.125%, 5/15/2029	4,000,000	4,228,960
San Diego, CA, Public Facilities Financing Authority, Water Revenue:
Series A, 5.25%, 8/1/2027	5,000,000	5,366,100
Series A, 5.25%, 8/1/2028	5,000,000	5,325,400
San Francisco, CA, City & County Airports Commission, International Airport Revenue, Series E, 5.25%, 5/1/2024	9,000,000	9,631,080
San Francisco, CA, City & County Airports Commission, International Airport Revenue, Governmental Purpose:
Series C, 5.0%, 5/1/2025	2,000,000	2,094,800
Series C, 5.0%, 5/1/2026	2,850,000	2,949,465
San Joaquin Hills, CA, Transportation/Tolls Revenue, Transportation Corridor Agency, Toll Road Revenue, Series A, Zero Coupon, 1/15/2012, INS: NATL	825,000	777,001
South Orange County, CA, Public Finance Authority, Special Tax Revenue, Foothill Area, Series A, 5.25%, 8/15/2016, INS: FGIC	6,260,000	6,859,332
Turlock, CA, Public Financing Authority Revenue, 5.25%, 9/1/2015	25,000	25,290
Ventura County, CA, Certificates of Participation, Public Financing Authority III, 6.0%, 8/15/2026	3,370,000	3,697,530
		212,482,996
Colorado 1.3%
Aurora, CO, Water Improvement Revenue, First Lien, Series A, 5.0%, 8/1/2021, INS: AMBAC	7,000,000	7,697,200
Colorado, Educational & Cultural Facilities Authority Revenue, Fremont Christian School Project, 0.28%*, 6/1/2038, LOC: US Bank NA	2,610,000	2,610,000
Colorado, Educational & Cultural Facilities Authority Revenue, Trinity School Project, 0.3%*, 9/1/2026, LOC: Branch Banking & Trust	1,600,000	1,600,000
Colorado, Health Facilities Authority Revenue, Sisters Leavenworth, Series A, 5.25%, 1/1/2025	2,500,000	2,613,800
Colorado, Housing & Finance Authority, Single Family Mortgage, "I", Series B3, 0.25%*, 11/1/2021	1,965,000	1,965,000
Colorado, Housing Finance Authority, Multi-Family Insured Mortgage, Series C-3, 5.7%, 10/1/2021	70,000	70,074
Colorado, Housing Finance Authority, Single Family Program:
Series A-3, 6.5%, 5/1/2016	15,000	15,599
Series B-3, 6.55%, 5/1/2025	7,000	7,070
Colorado, University Enterprise System Revenue, Series A, 5.5%, 6/1/2023	1,000,000	1,143,460
		17,722,203
Connecticut 0.3%
Connecticut, State General Obligation, Series C, 5.0%, 6/1/2017, INS: AGMC	3,170,000	3,661,065
Delaware 0.5%
Delaware, Transportation Authority Revenue:
5.0%, 9/1/2024	5,115,000	5,661,589
5.0%, 3/1/2025	1,000,000	1,099,120
		6,760,709
District of Columbia 0.6%
District of Columbia, Bond Anticipation Notes, Pilot Arthur Revenue, 4.0%, 12/1/2012	3,705,000	3,855,942
District of Columbia, Water & Sewer Revenue, Public Utility Revenue, 6.0%, 10/1/2013, INS: AGMC	3,630,000	4,115,440
		7,971,382
Florida 6.9%
Broward County, FL, Water & Sewer Utility Revenue, Series A, 5.0%, 10/1/2024	2,745,000	2,918,457
Dade County, FL, Health Facilities Authority Hospital Revenue, Baptist Hospital of Miami Project, Series A, ETM, 5.75%, 5/1/2021, INS: NATL	4,005,000	4,774,801
Florida, Citizens Property Insurance Corp., High Risk Senior Secured Notes:
Series A2, 2.0%, 4/21/2011	5,295,000	5,319,622
Series A, 5.0%, 3/1/2011, INS: NATL	4,000,000	4,042,640
Florida, Housing Finance Corp. Revenue, Homeowner Mortgage Special Program, Series A, 5.0%, 7/1/2028	2,665,000	2,871,537
Florida, Hurricane Catastrophe Fund Finance Corp. Revenue, Series A, 5.0%, 7/1/2012	7,200,000	7,534,296
Florida, State Department of Environmental Protection Preservation Revenue, Series C, 4.0%, 7/1/2012	6,740,000	7,043,165
Florida, State Department of Environmental Protection Preservation Revenue, Florida Forever Program, Series A, 5.0%, 7/1/2011, INS: NATL	1,820,000	1,863,079
Miami-Dade County, FL, Aviation Revenue:
Series B, 5.0%, 10/1/2024	4,000,000	4,101,320
Series A, 5.75%, 10/1/2026	8,000,000	8,538,560
Miami-Dade County, FL, Aviation Revenue, Miami International Airport:
Series A-1, 5.5%, 10/1/2025	3,000,000	3,181,020
Series A-1, 5.5%, 10/1/2026	4,400,000	4,637,160
Miami-Dade County, FL, School Board, Certificates of Participation, Series A, 5.0%, 5/1/2019, INS: FGIC	3,000,000	3,213,690
Miami-Dade County, FL, Water & Sewer Systems Revenue, 5.0%, 10/1/2027, INS: AGMC	10,000,000	10,572,500
Orlando & Orange County, FL, Expressway Authority Revenue:
Series A, 5.0%, 7/1/2028	7,500,000	7,712,550
Series C, 5.0%, 7/1/2030	10,000,000	10,083,000
Orlando, FL, Utilities Commission, Utility System Revenue, Series C, 5.0%, 10/1/2011	1,000,000	1,036,680
South Florida, Water Management District, Certificates of Participation, 5.0%, 10/1/2018, INS: AMBAC	4,000,000	4,388,160
South Miami, FL, Health Facilities Authority, Hospital Revenue, Baptist Health South Florida Group, 5.0%, 8/15/2021	2,500,000	2,632,150
St. John's County, FL, Industrial Development Authority Revenue, Series A, 5.5%, 3/1/2017, INS: NATL	185,000	185,263
		96,649,650
Georgia 3.5%
Atlanta, GA, Airport Passenger Facility Charge Revenue, Series B, 5.0%, 1/1/2021	6,000,000	6,396,600
Atlanta, GA, Water & Wastewater Revenue, Series B, 5.25%, 11/1/2027, INS: AGMC	10,000,000	10,588,500
Columbus, GA, Water & Sewer Revenue, 5.25%, 5/1/2015, INS: AGMC	1,000,000	1,090,110
Fulton Dekalb, GA, Hospital Authority, Hospital Revenue Certificates, 5.25%, 1/1/2016, INS: AGMC	8,500,000	9,356,120
Gainesville & Hall County, GA, Hospital Authority Revenue, Anticipation Certificates, Northeast Georgia Healthcare, Series B, 5.5%, 2/15/2029	8,900,000	9,184,711
Georgia, Main Street Natural Gas, Inc., Gas Project Revenue, Series A, 5.5%, 9/15/2024	1,705,000	1,770,097
Georgia, Municipal Electric Authority Power Revenue, Series 2005-Y, 6.4%, 1/1/2013, INS: AMBAC	3,190,000	3,355,369
Georgia, Municipal Electric Authority, Comb Cycle Project:
Series A, 5.0%, 11/1/2027	1,000,000	1,038,800
Series A, 5.0%, 11/1/2028	1,500,000	1,544,895
Georgia, Municipal Electric Authority, General Resolution Projects, Series A, 5.25%, 1/1/2019	2,500,000	2,822,625
Georgia, State Road & Tollway Authority Revenue, Federal Highway Grant Anticipation Bonds, Series A, 5.0%, 6/1/2021	2,500,000	2,816,825
		49,964,652
Guam 0.1%
Guam, Government Limited Obligation Revenue, Section 30, Series A, 5.375%, 12/1/2024	1,000,000	1,016,050
Hawaii 1.5%
Hawaii, State Airports Systems Revenue:
Series A, 5.25%, 7/1/2027	2,335,000	2,445,959
Series A, 5.25%, 7/1/2028	5,010,000	5,208,697
Series A, 5.25%, 7/1/2029	3,155,000	3,267,823
Hawaii, State General Obligation, Series DK, 5.0%, 5/1/2021	9,000,000	10,090,530
		21,013,009
Illinois 5.3%
Chicago, IL, Core City General Obligation, Capital Appreciation Project, Series A, Step-up Coupon, 0% to 1/1/2011, 5.3% to 1/1/2016, INS: NATL	1,100,000	1,231,560
Chicago, IL, Higher Education Revenue, City Colleges, Zero Coupon, 1/1/2014, INS: FGIC	11,570,000	10,719,258
Chicago, IL, O'Hare International Airport Revenue, Series C, 5.25%, 1/1/2030, INS: AGMC	10,000,000	10,283,300
Chicago, IL, Water & Sewer Revenue, Zero Coupon, 11/1/2011, INS: FGIC	5,000,000	4,959,950
Du Page County, IL, Special Services Area No. 11, 6.75%, 1/1/2014	415,000	440,452
Du Page County, IL, Special Services Area No. 26, Bruce Lake Subdivision, General Obligation:
5.0%, 1/1/2013	65,000	65,640
5.15%, 1/1/2014	65,000	65,541
5.25%, 1/1/2016	150,000	150,322
5.375%, 1/1/2011	60,000	60,104
5.5%, 1/1/2012	35,000	35,652
5.5%, 1/1/2019	255,000	248,819
5.75%, 1/1/2022	300,000	280,599
Illinois, Finance Authority Educational Facility Revenue, Erikson Institute Project, 0.41%*, 11/1/2037, LOC: LaSalle Bank NA	2,500,000	2,500,000
Illinois, Finance Authority Revenue, Clare Oaks, Series D, 0.3%*, 11/1/2040, LOC: Sovereign Bank FSB	1,300,000	1,300,000
Illinois, Finance Authority, Solid Waste Disposal Revenue, Waste Management, Inc. Project, 1.45%, Mandatory Put 10/3/2011 @ 100, 4/1/2013	1,500,000	1,494,660
Illinois, Municipal Electric Agency Power Supply, Series A, 5.25%, 2/1/2018, INS: FGIC	2,000,000	2,220,120
Illinois, Regional Transportation Authority, Series A, 5.5%, 7/1/2024, INS: NATL	5,000,000	5,628,850
Illinois, State Building Revenue, Series B, 5.0%, 6/15/2011	1,420,000	1,452,490
Illinois, State General Obligation, 5.0%, 1/1/2024	5,000,000	5,050,700
Illinois, State Toll Highway Authority Revenue, Series A-1, 5.25%, 1/1/2030	5,000,000	5,193,750
Illinois, Transportation/Tolls Revenue, State Toll Highway Authority, Series A, 5.5%, 1/1/2013, INS: AGMC	2,200,000	2,372,942
Illinois, Will, Grundy Etc. Counties, Community College District Number 525, Joliet Jr. College, 6.25%, 6/1/2021	1,000,000	1,178,570
Rockford-Concord Commons, IL, Housing Facility, Concord Commons Project, Series A, 6.15%, 11/1/2022	1,170,000	1,171,544
Rosemont, IL, Core City General Obligation:
Series A, Zero Coupon, 12/1/2013, INS: FGIC	3,865,000	3,637,545
Series A, Zero Coupon, 12/1/2014, INS: FGIC	4,000,000	3,641,600
University of Illinois, Higher Education Revenue, Auxiliary Facilities System:
Series A, 5.5%, 4/1/2015, INS: AMBAC	3,860,000	4,434,793
Series A, 5.5%, 4/1/2016, INS: AMBAC	3,580,000	4,180,473
		73,999,234
Indiana 1.9%
Indiana, Health Facility Authority Revenue, Memorial Hospital, 5.125%, 2/15/2017, INS: Radian	1,250,000	1,251,137
Indiana, State Finance Authority Revenue, State Revolving Fund Program, Series B, 5.0%, 2/1/2029	2,240,000	2,370,704
Indiana, Transportation Finance Authority Highway Revenue, Series A, 5.5%, 12/1/2022	10,000,000	11,503,300
Indianapolis, IN, City Core General Obligation, Local Improvements, Series B, 6.0%, 1/10/2013	1,905,000	1,991,335
Indianapolis, IN, State Agency Revenue Lease, Local Improvements, Series D, 6.75%, 2/1/2014	6,760,000	7,269,569
Jasper County, IN, Pollution Control Revenue, Northern Indiana Public Service, Series C, 5.85%, 4/1/2019, INS: NATL	2,000,000	2,230,840
		26,616,885
Iowa 0.7%
Iowa, Finance Authority, Health Facilities Revenue, Iowa Health System, 5.25%, 2/15/2029, INS: AGC	10,000,000	10,456,900
Kansas 1.1%
Johnson County, KS, School District General Obligation, Unified School District No. 231, Series A, 5.25%, 10/1/2014, INS: AGMC	2,220,000	2,536,750
Kansas, State Development Finance Authority Hospital Revenue, Adventist Health, 5.5%, 11/15/2022	4,470,000	5,045,959
Kansas, State Development Finance Authority Revenue, Sisters Leavenworth, Series A, 5.25%, 1/1/2025	7,500,000	7,949,850
		15,532,559
Kentucky 0.5%
Kentucky, Asset/Liability Commission Agency Revenue, Federal Highway Trust, First Series, 5.25%, 9/1/2019, INS: NATL	1,000,000	1,169,340
Kentucky, Economic Development Finance Authority, Solid Waste Disposal Revenue, Republic Services, Inc. Project, Series B, 2.25%, Mandatory Put 3/1/2011 @ 100, 4/1/2031	3,500,000	3,500,000
Lexington-Fayette Urban County, KY, Government Industrial Development Revenue, YMCA of Central Kentucky, Inc. Project, 0.3%*, 7/1/2019, LOC: Bank One Kentucky NA	2,900,000	2,900,000
		7,569,340
Louisiana 1.0%
Louisiana, Local Government Environmental Facilities & Community Development Authority, LCTCS Facilities Corp. Project, Series B, 5.0%, 10/1/2027, INS: AGC	1,365,000	1,407,192
Louisiana, Regional Transit Authority, Sales Tax Revenue:
5.0%, 12/1/2025, INS: AGMC	1,550,000	1,633,592
5.0%, 12/1/2026, INS: AGMC	1,500,000	1,564,785
Louisiana, Sales & Special Tax Revenue, Regional Transportation Authority, Series A, 144A, 7.95%, 12/1/2013, INS: FGIC	2,815,000	3,219,347
Louisiana, State Offshore Terminal Authority, Deepwater Port Revenue, Loop LLC Project, Series B-1, 1.875%, Mandatory Put 10/1/2013 @ 100, 10/1/2040	3,250,000	3,245,060
New Orleans, LA, Home Mortgage Authority, Special Obligation, ETM, 6.25%, 1/15/2011	3,529,000	3,551,797
		14,621,773
Maine 0.6%
Maine, Health & Higher Educational Facilities Authority Revenue, Series A, 5.25%, 7/1/2031	8,040,000	8,290,124
Maryland 0.4%
Maryland, General Obligation, State & Local Facilities Loan, Series 2, 5.0%, 8/1/2019	5,000,000	5,783,300
Massachusetts 2.6%
Boston, MA, Deutsches Altenheim, Inc., Series A, 5.95%, 10/1/2018	340,000	350,890
Massachusetts, Development Finance Agency, Human Services Provider, Seven Hills Foundation & Affiliates, 4.85%, 9/1/2013, INS: Radian	195,000	195,390
Massachusetts, Municipal Wholesale Electric Co., Power Supply Systems Revenue, Nuclear Project No. 4, Series A, 5.25%, 7/1/2014, INS: NATL	5,915,000	6,154,144
Massachusetts, State Development Finance Agency Revenue, Groton School, 144A, 0.28%*, 3/1/2034	1,000,000	1,000,000
Massachusetts, State Development Finance Agency Revenue, Harvard University, Series B-3, 5.0%, 1/1/2022	9,210,000	10,737,202
Massachusetts, State Federal Highway, Grant Anticipation Notes, Series A, 5.25%, 12/15/2012	5,050,000	5,515,055
Massachusetts, State General Obligation, Series D, 5.5%, 11/1/2015, INS: NATL	1,000,000	1,184,350
Massachusetts, State Health & Educational Facilities Authority Revenue, Amherst College, Series I, 0.3%*, 11/1/2028	1,995,000	1,995,000
Massachusetts, State Health & Educational Facilities Authority Revenue, Suffolk University, Series A, 6.0%, 7/1/2024	5,000,000	5,323,800
Massachusetts, State Water Resources Authority, Series B, 5.0%, 8/1/2031	3,675,000	3,883,997
		36,339,828
Michigan 3.1%
Brighton, MI, School District General Obligation, Series II, Zero Coupon, 5/1/2016, INS: AMBAC	5,000,000	4,229,950
Detroit, MI, Sewer Disposal Revenue, Series C-1, 7.0%, 7/1/2027, INS: AGMC	10,000,000	11,609,100
Michigan, Finance Authority, Trinity Health Corp., Series A, 3.0%, 12/1/2012	290,000	299,860
Michigan, Municipal Bond Authority Revenue, State Aid Revenue Notes, Series B, 5.0%, 3/21/2011	10,000,000	10,079,700
Michigan, State Building Authority Revenue, Facilities Program, Series H, 3.0%, 10/15/2011	750,000	762,690
Michigan, State Hospital Finance Authority Revenue, Ascension Health Senior Credit Group, Series B, 5.0%, 11/15/2025	5,920,000	6,207,357
Michigan, State Trunk Line, 5.0%, 11/1/2024	3,000,000	3,204,540
Michigan, Water & Sewer Revenue, Municipal Bond Authority, 5.375%, 10/1/2016	6,670,000	7,190,193
		43,583,390
Minnesota 0.4%
Minnesota, State General Obligation, 5.0%, 6/1/2020	4,535,000	5,065,776
Mississippi 2.6%
Lincoln County, MS, Hospital & Healthcare Revenue, Kings Daughters Hospital, Series B, 5.5%, 4/1/2018, INS: Radian	1,130,000	1,130,452
Mississippi, Business Finance Corp., Solid Waste Disposal Revenue, Waste Management, Inc. Project:
1.25%, Mandatory Put 11/1/2011 @ 100, 7/1/2017	4,000,000	4,000,280
1.75%, Mandatory Put 9/1/2011 @ 100, 3/1/2029	2,500,000	2,491,800
Mississippi, Business Financial Corp., Mississippi Retirement Facilities Revenue, Wesley Manor, Series A, 5.45%, 5/20/2034	2,550,000	2,408,220
Mississippi, Development Bank Special Obligation, Department of Corrections:
Series C, 5.25%, 8/1/2027	6,110,000	6,431,386
Series D, 5.25%, 8/1/2027	5,000,000	5,263,000
Mississippi, Development Bank Special Obligation, Desoto County Highway, Series A, 3.0%, 1/1/2011	5,760,000	5,772,154
Mississippi, Home Corp., Single Family Mortgage Revenue, Series C-1, 5.6%, 6/1/2038	5,135,000	5,567,726
Mississippi, State University Educational Building Corp. Revenue, Residence Hall & Refunding Project, Series A, 3.5%, 8/1/2011, INS: NATL	1,000,000	1,017,720
Rankin County, MS, School District General Obligation, 5.25%, 2/1/2015, INS: NATL	2,845,000	3,218,634
		37,301,372
Missouri 0.7%
Bridgeton, MO, Industrial Development Authority, Facilities Revenue, Mizpah Assisted Living, Series A, 5.25%, 12/20/2019	115,000	117,467
Kansas City, MO, Industrial Development Authority, Student Housing Facillities Revenue, Oak Street West Student, 144A, 0.29%*, 8/1/2038, LOC: Bank of America NA	2,600,000	2,600,000
Missouri, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Washington University, Series A, 5.5%, 6/15/2016	3,200,000	3,833,920
Missouri, State Housing Development Commission, Single Family Mortgage Revenue, Homeownership Loan Program, Series D, 4.8%, 3/1/2040	2,275,000	2,432,953
Missouri, State Housing Development Commission, Single Family Mortgage Revenue, Special Homeownership Loan Program Market Bonds, Series E-1, 5.0%, 11/1/2027	1,310,000	1,420,931
		10,405,271
Nebraska 0.1%
Omaha, NE, School District General Obligation, Series A, ETM, 6.5%, 12/1/2013	1,500,000	1,751,610
Nevada 1.2%
Clark County, NV, Airport Revenue, Series 08-E, 5.0%, 7/1/2012	1,975,000	2,085,166
Clark County, NV, Airport Systems Revenue, Series E-2, 5.0%, 7/1/2012	2,570,000	2,706,904
Clark County, NV, Board Bank:
5.0%, 6/1/2024	3,040,000	3,245,990
5.0%, 6/1/2025	3,190,000	3,380,252
Clark County, NV, General Obligation, Series A, 5.0%, 12/1/2026	3,025,000	3,188,622
Clark County, NV, School District, Series A, 4.5%, 6/15/2012, INS: AMBAC	2,200,000	2,322,540
Nevada, Housing Division, Single Family Mortgage, Series B-1, 4.95%, 4/1/2012	10,000	10,084
		16,939,558
New Hampshire 0.0%
New Hampshire, Senior Care Revenue, Higher Educational & Health Facilities Revenue, Catholic Charities, Series A, 5.75%, 8/1/2011	215,000	215,381
New Jersey 1.2%
New Jersey, Economic Development Authority Revenue, Cigarette Tax, 5.375%, 6/15/2014	2,280,000	2,389,440
New Jersey, Economic Development Authority Revenue, School Facilities Construction:
Series O, 5.0%, 3/1/2017	3,300,000	3,671,514
Series W, 5.0%, 3/1/2019	3,000,000	3,330,720
New Jersey, Sales & Special Tax Revenue, Transportation Trust Fund, Series B, 6.5%, 6/15/2011, INS: NATL	140,000	144,420
New Jersey, State Transit Corp., Certificate of Participation, Federal Transit Administration Grants, Series A, 5.0%, 9/15/2016, INS: FGIC	7,000,000	7,685,440
New Jersey, State Transportation Trust Fund Authority, Transportation System, Series B, ETM, 6.5%, 6/15/2011, INS: NATL	85,000	87,872
		17,309,406
New Mexico 0.6%
New Mexico, Finance Authority, State Transportation Revenue:
5.0%, 6/15/2023	1,655,000	1,863,033
5.0%, 6/15/2024	1,655,000	1,845,077
New Mexico, Mortgage Finance Authority, Single Family Mortgage:
Class I, Series E, 5.3%, 9/1/2040	1,880,000	2,045,985
Class I, Series D, 5.35%, 9/1/2040	1,835,000	2,002,847
Series I-B-2, 5.65%, 9/1/2039	975,000	1,073,027
		8,829,969
New York 4.8%
Albany, NY, Industrial Development Agency, Civic Facility Revenue, Albany College of Pharmacy, Series A, 0.27%*, 7/1/2038, LOC: TD Bank NA	1,500,000	1,500,000
Erie County, NY, Industrial Development Agency, School Facility Revenue, Buffalo City School District, Series A, 5.25%, 5/1/2023	7,500,000	8,377,275
Long Island, NY, Power Authority, Electric Systems Revenue, Series 3A, 0.28%*, 5/1/2033, LOC: JPMorgan Chase Bank & Landesbank Baden-Wurttemberg	500,000	500,000
New York, Dormitory Authority, Lutheran Nursing Home:
5.125%, 2/1/2018, INS: AMBAC	45,000	45,087
6.1%, 8/1/2041, INS: NATL	1,000,000	1,056,860
New York, Dormitory Authority, St. Joseph's Hospital, 5.25%, 7/1/2018, INS: NATL	450,000	450,315
New York, Metropolitan Transportation Authority Revenue:
Series E-2, 0.28%*, 11/1/2035, LOC: BNP Paribas	450,000	450,000
Series A, 5.5%, 11/15/2014, INS: AMBAC	5,000,000	5,667,850
New York, State Dormitory Authority Personal Income Tax Revenue, Series A, 5.0%, 3/15/2019	5,000,000	5,587,200
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Mount Sinai School of Medicine, Series A, 5.0%, 7/1/2021	1,000,000	1,073,580
New York, State Urban Development Corp. Revenue, Barclays Capital Municipal Trust Receipts, Series 6W, 144A, 0.28%*, 3/15/2037, LIQ: Barclays Bank PLC	2,600,000	2,600,000
New York, Tobacco Settlement Financing Corp., Series C-1, 5.5%, 6/1/2015	8,000,000	8,029,280
New York City, NY, Health & Hospital Corp. Revenue, Health Systems:
Series C, 144A, 0.26%*, 2/15/2031, LOC: TD Bank NA	2,050,000	2,050,000
Series E, 144A, 0.27%*, 2/15/2026, LOC: JPMorgan Chase Bank	900,000	900,000
New York City, NY, Municipal Water Finance Authority, Water & Sewer Revenue, Series AA, 5.0%, 6/15/2021	10,000,000	11,168,400
New York, NY, General Obligation:
Series A-6, 144A, 0.28%*, 8/1/2031, LOC: Landesbank Baden-Wurttemberg	2,100,000	2,100,000
Series J, 5.25%, 5/15/2015, INS: NATL	4,000,000	4,471,080
New York, NY, State Agency General Obligation Lease, Tobacco Settlement Funding Corp., Series A-1, 5.5%, 6/1/2018	10,000,000	10,521,600
Oneida County, NY, Industrial Development Agency Revenue, Civic Facilities, 5.0%, 3/1/2014, LOC: HSBC Bank PLC	490,000	493,935
		67,042,462
North Carolina 0.8%
Charlotte, NC, Airport Revenue, Series A, 5.5%, 7/1/2034	1,000,000	1,043,860
North Carolina, Eastern Municipal Power Agency Systems Revenue, Series B, 5.0%, 1/1/2026	4,200,000	4,363,968
North Carolina, Electric Revenue, Catawba Municipal Power Agency No. 1, Series A, 5.25%, 1/1/2020	2,000,000	2,229,860
North Carolina, Electric Revenue, Municipal Power Agency, Series F, 5.5%, 1/1/2016	1,000,000	1,073,270
North Carolina, Municipal Power Agency, No. 1 Catawba Electric Revenue, Series A, 5.0%, 1/1/2030	2,420,000	2,450,395
		11,161,353
North Dakota 0.1%
Fargo, ND, Health Systems Revenue, Series A, 5.6%, 6/1/2013, INS: NATL	1,250,000	1,269,962
Ohio 3.0%
Buckeye, OH, Tobacco Settlement Financing Authority:
Series A-2, 5.125%, 6/1/2024	5,175,000	4,269,116
Series A-2, 5.375%, 6/1/2024	1,770,000	1,498,040
Montgomery County, OH, Catholic Health Revenue, Series C-2, 4.1%, Mandatory Put 11/10/2011 @ 100, 10/1/2041	1,895,000	1,951,736
Ohio, Capital Housing Corp. Mortgage, Georgetown Section 8, Series A, 6.625%, 7/1/2022	650,000	651,131
Ohio, Industrial Development Revenue, Building Authority, Adult Correction Facilities, Series A, 5.5%, 10/1/2013, INS: AGMC	1,140,000	1,186,067
Ohio, State Higher Educational Facility Commission Revenue, Cleveland Clinic Health, Series A, 5.25%, 1/1/2021	2,150,000	2,361,603
Ohio, State Higher Educational Facility Commission Revenue, Summa Health Systems 2010 Project, 5.5%, 11/15/2030, INS: AGMC	5,000,000	5,188,350
Ohio, State Highway Capital Improvement, Series P, 5.0%, 5/1/2013	7,000,000	7,689,220
Ohio, State Housing Finance Agency, Residential Mortgage Revenue, Mortgage-Backed Securities Program, Series E, 5.0%, 9/1/2039	1,615,000	1,738,483
Ohio, University of Akron, General Receipts, Series A, 5.0%, 1/1/2028, INS: AGMC	4,725,000	4,855,032
Ohio, Water & Sewer Revenue, Water Development Authority, Pure Water Improvement Project, Series B, 5.5%, 6/1/2015, INS: AGMC	2,280,000	2,681,417
Ross County, OH, Hospital Revenue, Adena Health System, 5.75%, 12/1/2022	5,750,000	6,169,462
Stark County, OH, Health Care Facility, Rose Land, Inc. Project:
5.3%, 7/20/2018	850,000	859,852
5.35%, 7/20/2023	940,000	946,947
		42,046,456
Oklahoma 0.1%
Oklahoma, Ordinance Works Authority, Ralston Purina Project, 6.3%, 9/1/2015	1,500,000	1,504,305
Oregon 0.6%
Clackamas County, OR, North Clackamas School District No. 12, Convertible Deferred Interest, Series B, Step-up Coupon, 0% to 6/15/2011, 5.0% to 6/15/2027, INS: AGMC	6,535,000	6,672,301
Oregon, State Department of Administrative Services, Certificates of Participation, Series A, 5.0%, 5/1/2012	1,875,000	1,986,056
		8,658,357
Pennsylvania 1.7%
Allegheny County, PA, Airport Revenue, San Authority, 5.375%, 12/1/2015, INS: NATL	3,370,000	3,509,788
Allegheny County, PA, Hospital Development Authority Revenue, University of Pittsburgh Medical Center, Series A, 3.0%, 5/15/2011	1,635,000	1,653,656
Chester County, PA, Health & Education Facility, Immaculata College, 5.3%, 10/15/2011	280,000	280,431
Erie, PA, Higher Education Building Authority, Gannon University Project, Series E, 5.2%, 7/15/2016	800,000	801,120
Lancaster, PA, Sewer Authority Revenue, ETM, 6.0%, 4/1/2012	20,000	20,796
Montgomery County, PA, Redevelopment Authority, Multi-Family Housing Revenue, Forge Gate Apartments Project, Series A, 0.3%*, 8/15/2031, LIQ: Fannie Mae	1,510,000	1,510,000
Pennsylvania, Commonwealth Systems of Higher Education, University of Pittsburgh Capital Project, Series B, 5.5%, 9/15/2024	1,000,000	1,141,570
Pennsylvania, Delaware River Junction Toll Bridge, Commonwealth of Pennsylvania Bridge Revenue, 5.25%, 7/1/2013	1,000,000	1,097,030
Pennsylvania, Delaware River Port Authority, ETM, 6.5%, 1/15/2011	25,000	25,169
Pennsylvania, Higher Educational Facilities Authority, College & University Revenue, University of the Arts, 5.5%, 3/15/2013, INS: Radian	800,000	801,416
Pennsylvania, Higher Educational Facility Authority, Health Services Revenue, Allegheny Delaware Valley Obligation, Series C, 5.875%, 11/15/2018, INS: NATL	1,450,000	1,416,259
Philadelphia, PA, Airport Revenue, Series A, 5.25%, 6/15/2030	10,890,000	11,185,881
Philadelphia, PA, Redevelopment Authority, Multi-Family Housing Revenue, Woodstock, 5.45%, 2/1/2023	560,000	583,492
Williamsport, PA, Multi-Family Housing Authority, Series A, 5.25%, 1/1/2015, INS: NATL	485,000	486,120
		24,512,728
Puerto Rico 2.4%
Commonwealth of Puerto Rico, Public Improvement, Series A, 5.25%, 7/1/2012	2,000,000	2,100,340
Puerto Rico, Electric Power Authority Revenue, Series UU, 5.0%, 7/1/2019, INS: NATL	3,000,000	3,320,820
Puerto Rico, Public Buildings Authority Revenue, Government Facilities, Series M, 6.0%, 7/1/2020	3,045,000	3,322,978
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue:
Series A, Prerefunded, 5.0%, Mandatory Put 8/1/2011 @ 100, 8/1/2039	3,000,000	3,094,740
Series A, 5.25%, 8/1/2027	11,965,000	12,333,761
Series A, 5.5%, 8/1/2028	5,000,000	5,220,250
Series A, 5.5%, 8/1/2037	5,000,000	5,086,000
		34,478,889
Rhode Island 0.4%
Rhode Island, State & Providence Plantations, Construction Capital Development Loan, Series A, 5.0%, 8/1/2017, INS: AGMC	5,000,000	5,703,000
South Carolina 0.6%
Columbia, SC, Waterworks & Sewer Systems Revenue, ETM, 7.75%, 1/1/2011	615,000	618,450
South Carolina, Water & Sewer Revenue, Grand Strand Water & Sewer Authority:
5.375%, 6/1/2015, INS: AGMC	3,705,000	3,934,340
5.375%, 6/1/2016, INS: AGMC	3,900,000	4,141,410
		8,694,200
Tennessee 0.8%
Jackson, TN, Energy Authority, Water Systems Revenue, 0.27%*, 12/1/2023, LOC: US Bank NA	200,000	200,000
Johnson City, TN, Hospital & Healthcare Revenue, Medical Center Hospital, ETM, 5.5%, 7/1/2013, INS: NATL	3,305,000	3,696,808
Memphis & Shelby Counties, TN, Sports, Expo & Entertainment Revenue, Sports Authority Memphis Arena Project, Series A, Prerefunded, 5.5%, 11/1/2015, INS: AMBAC	3,545,000	3,871,565
Nashville & Davidson Counties, TN, Water & Sewer Revenue, Series B, 5.25%, 1/1/2013, INS: FGIC	3,310,000	3,615,910
		11,384,283
Texas 19.9%
Brownsville, TX, Electric Revenue, ETM, 6.25%, 9/1/2014, INS: NATL	4,240,000	4,711,530
Comal, TX, Independent School District, School Building Improvements, 5.25%, 2/1/2020	2,330,000	2,704,454
Cypress-Fairbanks, TX, Independent School District, School House Building Improvements:
5.0%, 2/15/2019	1,300,000	1,490,034
5.0%, 2/15/2021	1,850,000	2,060,086
Dallas County, TX, Community College District, 5.0%, 2/15/2028	1,140,000	1,219,447
Dallas, TX, Waterworks & Sewer Systems Revenue:
5.0%, 10/1/2029	4,000,000	4,267,080
5.0%, 10/1/2030	5,000,000	5,304,800
El Paso, TX, Independent School District, School Building Improvements, 5.0%, 8/15/2022	4,885,000	5,468,464
Fort Bend, TX, Independent School District, 5.0%, 8/15/2026	2,000,000	2,173,580
Fort Worth, TX, Independent School District, School Building, 5.0%, 2/15/2028	9,210,000	9,843,556
Harris County, TX, Flood Control District, Contract Tax:
Series A, 5.0%, 10/1/2029	7,000,000	7,455,770
Series A, 5.0%, 10/1/2030	5,000,000	5,292,450
Harris County, TX, Permanent Improvement, Series A, 5.0%, 10/1/2028	10,000,000	10,810,300
Harris County, TX, Port Houston Authority, Series D-1, 5.0%, 10/1/2035	12,190,000	12,605,679
Houston, TX, Airport System Revenue, Series A, 5.25%, 7/1/2029	8,000,000	8,350,320
Houston, TX, Public Improvement, Series A, 5.0%, 3/1/2026	8,000,000	8,641,760
Houston, TX, Utility System Revenue, First Lien, Series C-2A, 5.0%, Mandatory Put 5/15/2011 @ 100, 5/15/2034, INS: AMBAC	2,285,000	2,330,243
Houston, TX, Water & Sewer Revenue:
Series A, 5.5%, 12/1/2015, INS: AGMC	8,250,000	8,634,945
Series B, Prerefunded, 5.75%, 12/1/2016, INS: AMBAC	1,000,000	1,100,070
Houston, TX, Water & Sewer Revenue, Water Conveyance Systems Contract, Series J, 6.25%, 12/15/2013, INS: AMBAC	2,500,000	2,772,975
Jefferson County, TX, Health Facilities Development Corp., Baptist Hospitals, Prerefunded, 5.2%, 8/15/2021, INS: AMBAC	360,000	370,505
Lewisville, TX, Independent School District, School Building, 5.0%, 8/15/2026	6,360,000	6,863,267
Longview, TX, Independent School District, School Building Improvements, 5.0%, 2/15/2022	2,000,000	2,242,520
Lubbock, TX, Electric Light & Power Systems Revenue, 4.0%, 4/15/2012	500,000	520,555
McAllen, TX, General Obligation Certificates, 4.0%, 2/15/2012	600,000	624,354
North Texas, Tollway Authority Revenue, First Tier:
Series E-3, 5.75%, Mandatory Put 1/1/2016 @ 1/1/2038	4,900,000	5,601,925
Series A, 6.0%, 1/1/2022	7,000,000	7,652,960
Series L-2, 6.0%, Mandatory Put 1/1/2013 @ 100, 1/1/2038	6,000,000	6,533,580
Northern Texas, Health Facilities Development Corp., United Regional Health Care Systems Project, 5.0%, 9/1/2014, INS: NATL	5,750,000	5,750,747
Pasadena, TX, Independent School District:
5.0%, 2/15/2027	6,960,000	7,600,598
5.0%, 2/15/2028	5,930,000	6,427,883
Plano, TX, General Obligation, 5.0%, 9/1/2029	1,635,000	1,754,420
Plano, TX, Independent School District:
5.0%, 2/15/2013	2,500,000	2,733,100
Prerefunded, 5.25%, 2/15/2014	1,570,000	1,586,359
Richardson, TX, General Obligation, 4.0%, 2/15/2012	500,000	521,055
San Antonio, TX, Electric & Gas Revenue, Series A, 5.25%, 2/1/2026	7,000,000	7,709,310
San Antonio, TX, General Improvement, Series 2006, 5.5%, 8/1/2014, INS: FGIC	3,000,000	3,468,480
Tarrant County, TX, Cultural Education Facilities Finance Corp. Revenue, Ascension Health Senior Credit Group, Series D, 5.0%, 11/15/2029	5,000,000	5,028,600
Tarrant County, TX, Cultural Education Facilities Finance Corp. Revenue, Texas Health Resources:
Series A, 5.0%, 2/15/2018	2,000,000	2,177,640
Series A, 5.0%, 2/15/2019	2,480,000	2,665,777
Series A, 5.0%, 2/15/2020	6,180,000	6,512,917
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Scott & White Healthcare, 5.25%, 8/15/2023	2,500,000	2,633,125
Texas, Dallas-Fort Worth International Airport Revenue:
Series A, 5.0%, 11/1/2018	1,000,000	1,132,490
Series A, 5.0%, 11/1/2019	1,250,000	1,401,713
Texas, Lower Colorado River Authority Revenue, Series A, 5.875%, 5/15/2014, INS: AGMC	540,000	542,192
Texas, Lower Colorado River Authority, Transmission Contract Revenue, LCRA Transmission Services, 5.0%, 5/15/2030	5,000,000	5,128,750
Texas, Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Series A, 5.0%, 12/15/2012	5,000,000	5,261,150
Texas, Municipal Power Agency Revenue:
Zero Coupon, 9/1/2014, INS: NATL	1,760,000	1,629,461
ETM, Zero Coupon, 9/1/2014, INS: NATL	40,000	37,954
Texas, SA Energy Acquisition Public Facility Corp., Gas Supply Revenue:
5.25%, 8/1/2017	5,690,000	6,090,747
5.5%, 8/1/2020	3,790,000	4,022,251
Texas, Southwest Higher Education Authority, Inc., Southern Methodist University Project:
5.0%, 10/1/2029	4,025,000	4,189,783
5.0%, 10/1/2030	1,285,000	1,330,361
Texas, State Department of Housing & Community Affairs, Residential Mortgage Revenue, Series A, 5.375%, 1/1/2039	7,215,000	7,763,196
Texas, State Public Finance Authority Revenue, Unemployment Compensation, Series A, 5.0%, 1/1/2013 (a)	4,175,000	4,524,781
Texas, State Transportation Commission Revenue, First Tier, 5.0%, 4/1/2022	10,000,000	10,864,300
Texas, State Transportation Commission, Mobility Fund, 5.0%, 4/1/2028	2,910,000	2,999,337
Texas, State Veterans' Housing Assistance Program, Fund II, Series A, 5.25%, 12/1/2023	4,000,000	4,522,880
Texas, Water & Sewer Revenue, 5.375%, 3/1/2015, INS: AGMC	3,710,000	4,061,189
Texas, Water & Sewer Revenue, State Revenue Revolving Funds Project, Series A, 5.625%, 7/15/2013	2,290,000	2,299,595
Texas, Water Development Board Revenue, State Revolving Fund:
Series B, Prerefunded, 5.0%, 7/15/2017	3,000,000	3,313,800
Series A, 5.0%, 7/15/2020	3,150,000	3,556,350
Series B, 5.25%, 7/15/2021	3,000,000	3,387,900
West Harris County, TX, Regional Water Authority, Water Systems Revenue:
5.0%, 12/15/2026	2,640,000	2,741,086
5.0%, 12/15/2027	2,770,000	2,857,366
5.0%, 12/15/2028	2,905,000	2,974,981
		280,850,833
Utah 0.6%
Intermountain Power Agency, UT, Power Supply Revenue, Series A, ETM, 6.15%, 7/1/2014, INS: NATL	750,000	780,285
Riverton, UT, Hospital Revenue, IHC Health Services, Inc., 5.0%, 8/15/2020	2,825,000	3,118,263
Utah, Transit Authority, Sales Tax Revenue, Series B, 0.29%*, 6/15/2036, LOC: Fortis Bank SA	5,000,000	5,000,000
		8,898,548
Virgin Islands 0.2%
Virgin Islands, Public Finance Authority Revenue, Series B, 5.0%, 10/1/2019	1,250,000	1,352,650
Virgin Islands, Water & Power Authority, Electric Systems Revenue, Series A, 4.0%, 7/1/2012	1,000,000	1,030,260
		2,382,910
Virginia 0.1%
Henrico County, VA, Economic Development Authority, Residential Care Facility Revenue, Westminster Canterbury, 0.33%*, 10/1/2037, LOC: Branch Banking & Trust	300,000	300,000
Newport News, VA, Industrial Development Authority, Mennowood Communities, Series A, 7.25%, 8/1/2016	495,000	496,733
Richmond, VA, Metro Expressway Authority, ETM, 7.0%, 10/15/2013, INS: AMBAC	760,000	836,068
		1,632,801
Washington 4.1%
King County, WA, General Obligation, Series A, 4.0%, 12/1/2011	1,610,000	1,668,910
Seattle, WA, Water System Revenue:
5.0%, 2/1/2020	3,870,000	4,402,435
5.0%, 2/1/2025, INS: AGMC	5,695,000	6,104,641
Washington, Electric Revenue, Public Power Supply System, Nuclear Project No. 2, Series A, 6.3%, 7/1/2012	1,000,000	1,086,300
Washington, State General Obligation:
Series 2011-A, 5.0%, 8/1/2028	15,000,000	16,173,600
Series 2011-A, 5.0%, 8/1/2031	17,845,000	18,859,845
Washington, State Housing Finance Commission, Homeownership Program, Series A, 4.7%, 10/1/2028	1,400,000	1,497,160
Washington, State Motor Vehicle Fuel Tax:
Series B, 5.0%, 7/1/2025, INS: AGMC	2,000,000	2,148,860
Series 2010-B, 5.0%, 8/1/2027	6,000,000	6,474,360
		58,416,111
West Virginia 0.2%
West Virginia, Transportation/Tolls Revenue, 5.25%, 5/15/2015, INS: FGIC	2,940,000	3,350,571
Wisconsin 2.1%
Wisconsin, Health & Educational Facilities, Viterbo College, Inc. Project:
Series A, 5.75%, 2/1/2012, LOC: US Bank NA	125,000	125,392
Series A, 6.0%, 2/1/2017, LOC: US Bank NA	405,000	406,782
Wisconsin, State Clean Water Revenue:
Series 1, 5.0%, 6/1/2031	2,500,000	2,632,350
Series 3, 5.5%, 6/1/2025	5,000,000	5,611,050
Wisconsin, State General Appropriation Revenue, Series A, 6.0%, 5/1/2026	5,000,000	5,702,950
Wisconsin, State General Obligation:
Series C, Prerefunded, 5.25%, 5/1/2016, INS: NATL	7,705,000	8,208,599
Series D, Prerefunded, 5.75%, 5/1/2015	4,000,000	4,091,680
Wisconsin, State Health & Educational Facilities Authority Revenue, Aurora Health Care, Series B, 5.0%, 7/15/2013 (a)	2,000,000	2,113,260
Wisconsin, State Health & Educational Facilities Authority Revenue, Children`s Hospital of Wisconsin, Series B, 5.375%, 8/15/2024	1,000,000	1,073,100
		29,965,163

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,366,489,877)+	99.3	1,401,947,962
Other Assets and Liabilities, Net	0.7	9,207,580
Net Assets	100.0	1,411,155,542

* Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of November 30, 2010.

+ The cost for federal income tax purposes was $1,366,260,887. At November 30, 2010, net unrealized appreciation for all securities based on tax cost was $35,687,075. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $45,035,121 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $9,348,046.

(a) When-issued security.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGC: Assured Guaranty Corp.

AGMC: Assured Guaranty Municipal Corp.

AMBAC: Ambac Financial Group, Inc.

ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by US Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

FGIC: Financial Guaranty Insurance Co.

FSB: Federal Savings Bank

INS: Insured

LIQ: Liquidity Agreement

LOC: Letter of Credit

NATL: National Public Finance Guarantee Corp.

Prerefunded: Bonds which are prerefunded are collateralized usually by US Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

Radian: Radian Asset Assurance, Inc.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2010 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total

Municipal Bonds and Notes (b)	$—	$1,401,947,962	$—	$1,401,947,962
Total	$—	$1,401,947,962	$—	$1,401,947,962

There have been no transfers in and out of Level 1 and Level 2 fair value measurements during the period ended November 30, 2010.

(b) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of November 30, 2010 (Unaudited)
Assets
Investments in securities, at value (cost $1,366,489,877)	$1,401,947,962
Receivable for investments sold	646,047
Receivable for Fund shares sold	5,329,769
Interest receivable	18,515,807
Due from Advisor	17,805
Other assets	83,459
Total assets	1,426,540,849
Liabilities
Cash overdraft	2,145,348
Payable for investments purchased — when-issued securities	6,603,806
Payable for Fund shares redeemed	4,635,601
Distributions payable	914,755
Accrued management fee	372,794
Other accrued expenses and payables	713,003
Total liabilities	15,385,307
Net assets, at value	$1,411,155,542
Net Assets Consist of
Undistributed net investment income	753,331
Net unrealized appreciation (depreciation) on investments	35,458,085
Accumulated net realized gain (loss)	(1,169,179)
Paid-in capital	1,376,113,305
Net assets, at value	$1,411,155,542

The accompanying notes are an integral part of the financial statements.
Statement of Assets and Liabilities as of November 30, 2010 (Unaudited) (continued)
Net Asset Value
Class A Net Asset Value and redemption price per share ($399,630,504 ÷ 35,168,874 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$11.36
Maximum offering price per share (100 ÷ 97.25 of $11.36)	$11.68
Class B Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($1,746,854 ÷ 153,602 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$11.37
Class C Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($71,999,709 ÷ 6,338,563 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$11.36
Class S Net Asset Value, offering and redemption price per share ($664,696,206 ÷ 58,483,462 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$11.37
Institutional Class Net Asset Value, offering and redemption price per share ($273,082,269 ÷ 24,023,025 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$11.37

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the six months ended November 30, 2010 (Unaudited)
Investment Income
Income: Interest	$25,943,220
Expenses: Management fee	2,096,442
Administration fee	665,537
Services to shareholders	643,062
Custodian fee	17,507
Distribution and service fees	748,222
Professional fees	60,364
Trustees' fees and expenses	29,314
Reports to shareholders	40,870
Registration fees	86,033
Interest expense and fees on floating rate notes issued	24,480
Other	39,161
Total expenses before expense reductions	4,450,992
Expense reductions	(61,579)
Total expenses before expense reductions	4,389,413
Net investment income	21,553,807
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	862,609
Change in net unrealized appreciation (depreciation) on investments	(15,995,327)
Net gain (loss)	(15,132,718)
Net increase (decrease) in net assets resulting from operations	$6,421,089

The accompanying notes are an integral part of the financial statements.

Statement of Cash Flows
for the six months ended November 30, 2010 (Unaudited)
Increase (Decrease) in Cash: Cash Flows from Operating Activities
Net increase (decrease) in net assets resulting from operations	$6,421,089
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided (used) in operating activities: Purchases of long-term investments	(598,600,582)
Net amortization/accretion of premium (discount)	3,110,733
Proceeds from sales and maturities of long-term investments	358,860,859
(Increase) decrease in interest receivable	(3,666,527)
(Increase) decrease in other assets	(21,212)
(Increase) decrease in receivable for investments sold	1,140,696
Increase (decrease) in payable for investments and when-issued securities purchased	(5,158,495)
Increase (decrease) in accrued expenses and payables	198,553
Change in net unrealized (appreciation) depreciation on investments	15,995,327
Net realized (gain) loss from investments	(862,609)
Cash provided (used) by operating activities	(222,582,168)
Cash Flows from Financing Activities:
Net increase (decrease) in cash overdraft	2,145,348
Increase from regulatory settlements (see Note F)	359
Proceeds from shares sold	398,531,879
Cost of shares redeemed	(153,966,391)
Distributions paid (net of reinvestment of distributions)	(6,480,931)
Increase (decrease) in payable for floating rate notes issued	(18,750,000)
Cash provided (used) by financing activities	221,480,264
Increase (decrease) in cash	(1,101,904)
Cash at beginning of period	1,101,904
Cash at end of period	—
Supplemental Disclosure of Non-Cash Financing Activities:
Reinvestment of distributions	$14,809,076
Interest expense and fees on floating rate notes issued	(24,480)

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended November 30, 2010 (Unaudited)	Year Ended May 31, 2010
Operations: Net investment income	$21,553,807	$32,388,444
Net realized gain (loss)	862,609	(734,737)
Change in net unrealized appreciation (depreciation)	(15,995,327)	25,890,173
Net increase (decrease) in net assets resulting from operations	6,421,089	57,543,880
Distributions to shareholders from: Net investment income: Class A	(5,682,632)	(7,433,969)
Class B	(20,459)	(55,215)
Class C	(782,213)	(1,063,859)
Class S	(10,626,374)	(17,682,946)
Institutional Class	(4,379,915)	(6,039,002)
Net realized gains: Class A	—	(227,117)
Class B	—	(2,037)
Class C	—	(40,464)
Class S	—	(491,189)
Institutional Class	—	(159,276)
Total distributions	(21,491,593)	(33,195,074)
Fund share transactions: Proceeds from shares sold	394,143,867	689,883,216
Reinvestment of distributions	14,809,076	22,634,836
Cost of shares redeemed	(157,603,319)	(254,656,473)
Net increase (decrease) in net assets from Fund share transactions	251,349,624	457,861,579
Increase from regulatory settlements (see Note F)	359	—
Increase (decrease) in net assets	236,279,479	482,210,385
Net assets at beginning of period	1,174,876,063	692,665,678
Net assets at end of period (including undistributed net investment income of $753,331 and $691,117, respectively)	$1,411,155,542	$1,174,876,063

The accompanying notes are an integral part of the financial statements.

Financial Highlights
Class A Years Ended May 31,	2010	a	2010	2009	2008		2007		2006
Selected Per Share Data
Net asset value, beginning of period	$11.46		$11.15	$11.06	$11.00		$11.06		$11.40
Income from investment operations: Net investment income	.18		.40	.42	.42		.43		.42
Net realized and unrealized gain (loss)	(.10)		.32	.12	.06		(.05)		(.32)
Total from investment operations	.08		.72	.54	.48		.38		.10
Less distributions from: Net investment income	(.18)		(.40)	(.42)	(.42)		(.43)		(.42)
Net realized gains	—		(.01)	(.03)	(.00	)***	(.01)		(.02)
Total distributions	(.18)		(.41)	(.45)	(.42)		(.44)		(.44)
Net asset value, end of period	$11.36		$11.46	$11.15	$11.06		$11.00		$11.06
Total Return (%)b	.71	**	6.58	5.06	4.46	c	3.41	c	.90
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	400		296	152	119		80		106
Ratio of expenses before expense reductions (including interest expense) (%)d	.73	*	.79	.84	.93		.79		.78
Ratio of expenses after expense reductions (including interest expense) (%)d	.73	*	.79	.84	.93		.79		.78
Ratio of expenses after expense reductions (excluding interest expense) (%)	.73	*	.77	.78	.80		.79		.78
Ratio of net investment income (%)	3.17	*	3.51	3.84	3.83		3.87		3.80
Portfolio turnover rate (%)	27	**	59	61	59		45		41
a For the six months ended November 30, 2010 (Unaudited).
b Total return does not reflect the effect of any sales charges.
c Total return would have been lower had certain expenses not been reduced.
d Interest expense represents interest and fees on short-term floating rate notes issued in conjunction with inverse floating rate securities. Interest income from such transactions is included in income from investment operations.
* Annualized
** Not annualized
*** Amount is less than $.005.

Class B Years Ended May 31,	2010	a	2010	2009	2008		2007		2006
Selected Per Share Data
Net asset value, beginning of period	$11.47		$11.16	$11.07	$11.01		$11.07		$11.41
Income from investment operations: Net investment income	.13		.30	.33	.34		.35		.34
Net realized and unrealized gain (loss)	(.10)		.32	.12	.06		(.06)		(.32)
Total from investment operations	.03		.62	.45	.40		.29		.02
Less distributions from: Net investment income	(.13)		(.30)	(.33)	(.34)		(.34)		(.34)
Net realized gains	—		(.01)	(.03)	(.00	)***	(.01)		(.02)
Total distributions	(.13)		(.31)	(.36)	(.34)		(.35)		(.36)
Net asset value, end of period	$11.37		$11.47	$11.16	$11.07		$11.01		$11.07
Total Return (%)b	.27	**	5.68	4.22	3.65	c	2.62	c	.13	c
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	2		2	2	3		5		6
Ratio of expenses before expense reductions (including interest expense) (%)d	1.59	*	1.61	1.64	1.72		1.58		1.57
Ratio of expenses after expense reductions (including interest expense) (%)d	1.59	*	1.61	1.64	1.70		1.54		1.55
Ratio of expenses after expense reductions (excluding interest expense) (%)	1.59	*	1.59	1.58	1.57		1.54		1.55
Ratio of net investment income (%)	2.31	*	2.69	3.04	3.06		3.12		3.03
Portfolio turnover rate (%)	27	**	59	61	59		45		41
a For the six months ended November 30, 2010 (Unaudited).
b Total return does not reflect the effect of any sales charges.
c Total return would have been lower had certain expenses not been reduced.
d Interest expense represents interest and fees on short-term floating rate notes issued in conjunction with inverse floating rate securities. Interest income from such transactions is included in income from investment operations.
* Annualized
** Not annualized
*** Amount is less than $.005.

Class C Years Ended May 31,	2010	a	2010	2009	2008		2007		2006
Selected Per Share Data
Net asset value, beginning of period	$11.46		$11.15	$11.06	$11.00		$11.06		$11.40
Income from investment operations: Net investment income	.14		.31	.34	.34		.35		.34
Net realized and unrealized gain (loss)	(.10)		.32	.12	.06		(.06)		(.32)
Total from investment operations	.04		.63	.46	.40		.29		.02
Less distributions from: Net investment income	(.14)		(.31)	(.34)	(.34)		(.34)		(.34)
Net realized gains	—		(.01)	(.03)	(.00	)***	(.01)		(.02)
Total distributions	(.14)		(.32)	(.37)	(.34)		(.35)		(.36)
Net asset value, end of period	$11.36		$11.46	$11.15	$11.06		$11.00		$11.06
Total Return (%)b	.31	**	5.76	4.27	3.69	c	2.62	c	.14	c
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	72		57	22	11		9		11
Ratio of expenses before expense reductions (including interest expense) (%)d	1.53	*	1.57	1.61	1.69		1.57		1.55
Ratio of expenses after expense reductions (including interest expense) (%)d	1.53	*	1.57	1.61	1.68		1.54		1.54
Ratio of expenses after expense reductions (excluding interest expense) (%)	1.53	*	1.55	1.55	1.55		1.54		1.54
Ratio of net investment income (%)	2.37	*	2.73	3.07	3.08		3.12		3.04
Portfolio turnover rate (%)	27	**	59	61	59		45		41
a For the six months ended November 30, 2010 (Unaudited).
b Total return does not reflect the effect of any sales charges.
c Total return would have been lower had certain expenses not been reduced.
d Interest expense represents interest and fees on short-term floating rate notes issued in conjunction with inverse floating rate securities. Interest income from such transactions is included in income from investment operations.
* Annualized
** Not annualized
*** Amount is less than $.005.

Class S Years Ended May 31,	2010	a	2010	2009	2008		2007		2006
Selected Per Share Data
Net asset value, beginning of period	$11.47		$11.15	$11.07	$11.00		$11.06		$11.41
Income from investment operations: Net investment income	.19		.41	.44	.44		.46		.45
Net realized and unrealized gain (loss)	(.10)		.33	.11	.07		(.06)		(.33)
Total from investment operations	.09		.74	.55	.51		.40		.12
Less distributions from: Net investment income	(.19)		(.41)	(.44)	(.44)		(.45)		(.45)
Net realized gains	—		(.01)	(.03)	(.00	)***	(.01)		(.02)
Total distributions	(.19)		(.42)	(.47)	(.44)		(.46)		(.47)
Net asset value, end of period	$11.37		$11.47	$11.15	$11.07		$11.00		$11.06
Total Return (%)	.78	b**	6.81	5.16	4.75	b	3.65	b	1.06
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	665		590	397	381		389		398
Ratio of expenses before expense reductions (including interest expense) (%)c	.61	*	.64	.65	.75		.57		.55
Ratio of expenses after expense reductions (including interest expense) (%)c	.59	*	.64	.65	.74		.55		.55
Ratio of expenses after expense reductions (excluding interest expense) (%)	.59	*	.62	.59	.61		.55		.55
Ratio of net investment income (%)	3.31	*	3.66	4.03	4.02		4.11		4.03
Portfolio turnover rate (%)	27	**	59	61	59		45		41
a For the six months ended November 30, 2010 (Unaudited).
b Total return would have been lower had certain expenses not been reduced.
c Interest expense represents interest and fees on short-term floating rate notes issued in conjunction with inverse floating rate securities. Interest income from such transactions is included in income from investment operations.
* Annualized
** Not annualized
*** Amount is less than $.005.

Institutional Class Years Ended May 31,	2010	a	2010	2009	2008		2007	2006
Selected Per Share Data
Net asset value, beginning of period	$11.47		$11.15	$11.07	$11.00		$11.07	$11.41
Income (loss) from investment operations: Net investment income	.20		.43	.45	.46		.46	.45
Net realized and unrealized gain (loss)	(.10)		.33	.11	.07		(.06)	(.32)
Total from investment operations	.10		.76	.56	.53		.40	.13
Less distributions from: Net investment income	(.20)		(.43)	(.45)	(.46)		(.46)	(.45)
Net realized gains	—		(.01)	(.03)	(.00	)***	(.01)	(.02)
Total distributions	(.20)		(.44)	(.48)	(.46)		(.47)	(.47)
Net asset value, end of period	$11.37		$11.47	$11.15	$11.07		$11.00	$11.07
Total Return (%)	.83	**	6.95	5.27	4.88		3.61	1.16
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	273		230	119	147		150	151
Ratio of expenses (including interest expense) (%)b	.49	*	.51	.55	.62		.50	.53
Ratio of expenses (excluding interest expense) (%)	.49	*	.49	.49	.49		.50	.53
Ratio of net investment income (%)	3.41	*	3.79	4.13	4.14		4.16	4.05
Portfolio turnover rate (%)	27	**	59	61	59		45	41
a For the six months ended November 30, 2010 (Unaudited).
b Interest expense represents interest and fees on short-term floating rate notes issued in conjunction with inverse floating rate securities. Interest income from such transactions is included in income from investment operations.
* Annualized
** Not annualized
*** Amount is less than $.005.

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

DWS Intermediate Tax/AMT Free Fund (the "Fund") is a diversified series of DWS Tax Free Trust (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are offered to investors subject to an initial sales charge. Class B shares of the Fund are closed to new purchases, except exchanges or the reinvestment of dividends or other distributions. Class B shares were offered to investors without an initial sales charge and are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are offered to investors without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares do not automatically convert into another class. Institutional Class shares are offered to a limited group of investors, are not subject to initial or contingent deferred sales charges and generally have lower ongoing expenses than other classes. Class S shares are not subject to initial or contingent deferred sales charges and are generally not available to new investors except under certain circumstances.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Debt securities are valued by independent pricing services approved by the Fund's Board. If the pricing services are unable to provide valuations, securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from one or more broker-dealers. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. These securities are generally categorized as Level 2.

Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost, which approximates value, and are categorized as Level 2. Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund's valuation procedures, factors used in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company's or issuer's financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold and with respect to debt securities; the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

When-Issued/Delayed Delivery Securities. The Fund may purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the Fund until payment takes place. At the time the Fund enters into this type of transaction it is required to segregate cash or other liquid assets at least equal to the amount of the commitment.

Certain risks may arise upon entering into when-issued or delayed delivery securities from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

Inverse Floaters. Inverse floating rate notes are debt instruments with a weekly floating rate of interest that bears an inverse relationship to changes in short-term market interest rates. Investments in this type of instrument involve special risks as compared to investments in a fixed rate municipal security. The debt instrument in which the Fund may invest is a tender option bond trust (the "trust") which can be established by the Fund, a financial institution, or a broker consisting of underlying municipal obligations with intermediate to long maturities and a fixed interest rate ("underlying bond"). Other investors in the trust usually consist of money market fund investors receiving weekly floating interest rate payments who have put options with the financial institutions. The Fund may enter into shortfall and forbearance agreements by which the Fund agrees to reimburse the trust, in certain circumstances, for the difference between the liquidation value of the fixed rate municipal security held by the trust and the liquidation value of the floating rate notes. Certain inverse floating rate securities held by the Fund have been created with bonds purchased by the Fund and subsequently transferred to the trust. These transactions are considered a form of financing for accounting purposes. As a result, the Fund includes the underlying bond in its Investment Portfolio and a corresponding liability in the Statement of Assets and Liabilities equal to the floating rate note issued. When a trust is terminated and/or collapsed by either party, the related fixed rate securities held by the trust are delivered back to the Fund where they are either held or sold, and the related liability of the floating rate note issued is adjusted. The Fund does not consider the Fund's investment in inverse floaters borrowing within the meaning of the 1940 Act. Inverse floating rate notes exhibit added interest rate sensitivity compared to other bonds with a similar maturity. Moreover, since these securities are in a trust form, a sale may take longer to settle than the standard two days after the trade date.

For the six month period ended November 30, 2010, the Fund's average balance of the floating rate notes issued was $18,750,000, based on forty-four days outstanding with a weighted average interest rate of 1.08%. The Fund had no floating rate notes issued as of November 30, 2010.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable and tax-exempt income to its shareholders.

At May 31, 2010, the Fund had a net tax basis capital loss carryforward of approximately $1,369,000, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until May 31, 2018, the expiration date, whichever occurs first.

In addition, from November 1, 2009 through May 31, 2010, the Fund incurred approximately $832,000 of net realized capital losses. As permitted by tax regulations, the Fund intends to elect to defer these losses and treat them as arising in the fiscal year ending May 31, 2011.

The Fund has reviewed the tax positions for the open tax years as of May 31, 2010 and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss and accretion of market discount on debt securities. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for financial reporting purposes.

Statement of Cash Flows. Information on financial transactions which have been settled through the receipt and disbursement of cash is presented in the Statement of Cash Flows. The cash amount shown in the Statement of Cash Flows represents the cash overdraft position at the Fund's custodian bank at November 30, 2010.

B. Purchases and Sales of Securities

During the six months ended November 30, 2010, purchases and sales of investment securities (excluding short-term investments) aggregated $598,600,582 and $358,860,859, respectively.

C. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

The management fee payable under the Investment Management Agreement is at an annual rate of 0.315% of the Fund's average daily net assets, computed and accrued daily and payable monthly.

For the period from October 1, 2010 through September 30, 2011, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of Class S shares to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.60%.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended November 30, 2010, the Administration Fee was $665,537, of which $116,606 is unpaid.

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent of the Fund. Pursuant to a sub-transfer agency agreement between DISC and DST Systems, Inc. ("DST"), DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DISC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended November 30, 2010, the amounts charged to the Fund by DISC were as follows:
Services to Shareholders	Total Aggregated	Waived	Unpaid at November 30, 2010
Class A	$22,814	$—	$10,460
Class B	488	—	318
Class C	6,283	—	2,402
Class S	106,323	61,579	—
Institutional Class	24,217	—	11,720
	$160,125	$61,579	$24,900

Distribution and Service Fees. Under the Fund's Class B and Class C 12b-1 Plans, DWS Investments Distributors, Inc. ("DIDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee") of 0.75% of average daily net assets of each of Class B and C shares. In accordance with the Fund's Underwriting and Distribution Services Agreement, DIDI enters into related selling group agreements with various firms at various rates for sales of Class B and C shares. For the six months ended November 30, 2010, the Distribution Fee was as follows:
Distribution Fee	Total Aggregated	Unpaid at November 30, 2010
Class B	$6,695	$1,139
Class C	248,607	44,428
	$255,302	$45,567

In addition DIDI provides information and administrative services for a fee ("Service Fee") to Class A, B and C shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. DIDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended November 30, 2010, the Service Fee was as follows:
Service Fee	Total Aggregated	Unpaid at November 30, 2010	Annualized Effective Rate
Class A	$407,823	$223,546	.23%
Class B	2,228	951	.25%
Class C	82,869	42,894	.25%
	$492,920	$267,391

Underwriting Agreement and Contingent Deferred Sales Charge. DIDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended November 30, 2010 aggregated $35,833.

In addition, DIDI receives any contingent deferred sales charge ("CDSC") from Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is based on declining rates ranging from 4% to 1% for Class B and 1% for Class C, of the value of the shares redeemed. For the six months ended November 30, 2010, the CDSC for Class B and C shares aggregated $1,035 and $8,029, respectively. A deferred sales charge of up to 0.50% is assessed on certain redemptions of Class A shares. For the six months ended November 30, 2010, DIDI received $4,498 for Class A shares.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended November 30, 2010, the amount charged to the Fund by DIMA included in the Statement of Operations under "reports to shareholders" aggregated $10,980, of which $4,748 is unpaid.

Trustees' Fees and Expenses. The Fund paid each Trustee not affiliated with the Advisor retainer fees plus specified amounts for various committee services and for the Board Chairperson.

D. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $450 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if LIBOR exceeds the Federal Funds Rate the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement.

E. Share Transactions

The following table summarizes share and dollar activity in the Fund:
	Six Months Ended November 30, 2010		Year Ended May 31, 2010
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	12,588,960	$145,608,350	20,974,332	$237,420,510
Class B	7,140	82,912	34,046	383,772
Class C	1,723,431	19,937,610	3,405,140	38,574,840
Class S	12,727,149	147,051,619	24,007,803	271,644,242
Institutional Class	7,051,817	81,463,376	12,493,668	141,859,852
		$394,143,867		$689,883,216
Shares issued to shareholders in reinvestment of distributions
Class A	372,563	$4,309,233	490,274	$5,557,244
Class B	1,203	13,916	3,308	37,463
Class C	37,799	436,860	50,988	577,882
Class S	533,427	6,168,174	963,763	10,909,433
Institutional Class	335,517	3,880,893	490,074	5,552,814
		$14,809,076		$22,634,836
Shares redeemed
Class A	(3,574,375)	$(41,249,151)	(9,348,011)	$(105,201,235)
Class B	(11,829)	(137,068)	(89,826)	(1,012,835)
Class C	(408,827)	(4,713,837)	(459,064)	(5,209,029)
Class S	(6,244,523)	(71,953,268)	(9,075,808)	(102,765,639)
Institutional Class	(3,447,637)	(39,549,995)	(3,574,014)	(40,467,735)
		$(157,603,319)		$(254,656,473)
Net increase (decrease)
Class A	9,387,148	$108,668,432	12,116,595	$137,776,519
Class B	(3,486)	(40,240)	(52,472)	(591,600)
Class C	1,352,403	15,660,633	2,997,064	33,943,693
Class S	7,016,053	81,266,525	15,895,758	179,788,036
Institutional Class	3,939,697	45,794,274	9,409,728	106,944,931
		$251,349,624		$457,861,579

F. Regulatory Settlements

On December 21, 2006, the Advisor settled proceedings with the SEC and the New York Attorney General regarding alleged improper trading of fund shares. In accordance with the distribution plan, developed by a distribution consultant, settlement proceeds were distributed to affected shareholders of the Fund, and unclaimed proceeds were then paid to the Fund in the amount of $359. This payment is included in "Increase from regulatory settlements" in the Statement of Changes in Net Assets. The amount of the payment was less than 0.01% of the Fund's average net assets, thus having no impact on total return.

Investment Management Agreement Approval

The Board of Trustees, including the Independent Trustees, approved the renewal of your Fund's investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DWS") in September 2010.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

• In September 2010, all of the Fund's Trustees were independent of DWS and its affiliates.

• The Trustees meet frequently to discuss fund matters. Each year, the Trustees dedicate substantial time to contract review matters. Over the course of several months, the Board's Contract Committee, in coordination with the Board's Fixed Income and Quant Oversight Committee, reviewed comprehensive materials received from DWS, independent third parties and independent counsel. These materials included an analysis of the Fund's performance, fees and expenses, and profitability compiled by the Fund's independent fee consultant. The Board also received extensive information throughout the year regarding performance of the Fund.

• The Independent Trustees regularly meet privately with their independent counsel to discuss contract review and other matters. In addition, the Independent Trustees were also advised by the Fund's independent fee consultant in the course of their review of the Fund's contractual arrangements and considered a comprehensive report prepared by the independent fee consultant in connection with their deliberations (the "IFC Report").

• In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund's Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

• Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Independent Trustees as a group. The Independent Trustees reviewed the Contract Committee's findings and recommendations and presented their recommendations to the full Board.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DWS and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DWS managed the Fund, and that the Agreement was approved by the Fund's shareholders. DWS is part of Deutsche Bank, a major global banking institution that is engaged in a wide range of financial services. The Board believes that there are significant advantages to being part of a global asset management business that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts with research capabilities in many countries throughout the world.

While shareholders may focus primarily on fund performance and fees, the Fund's Board considers these and many other factors, including the quality and integrity of DWS's personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DWS provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DWS provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DWS to attract and retain high-quality personnel, and the organizational depth and stability of DWS. The Board reviewed the Fund's performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market indices and a peer universe compiled by the independent fee consultant using information supplied by Lipper Inc. ("Lipper"). The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to their benchmark or a peer universe compiled by Lipper), and receives more frequent reporting and information from DWS regarding such funds, along with DWS's remedial plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for the one-, three- and five-year periods ended December 31, 2009, the Fund's performance (Class A shares) was in the 3rd quartile, 1st quartile and 1st quartile, respectively, of the applicable Lipper universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has outperformed its benchmark in the one-year period and has underperformed its benchmark in each of the three- and five-year periods ended December 31, 2009. The Board noted the disappointing investment performance of the Fund in recent periods and continued to discuss with senior management of DWS the factors contributing to such underperformance and actions being taken to improve performance. The Board recognized that DWS has made significant changes in its investment personnel and processes in recent years in an effort to improve long-term performance.

On the basis of this evaluation and the ongoing review of investment results by the Board, the Board concluded that the nature, quality and extent of services provided by DWS historically have been and continue to be satisfactory.

Fees and Expenses. The Board considered the Fund's investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Lipper and the independent fee consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DWS under the Fund's administrative services agreement, were lower than the median (1st quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2009). The Board noted that the Fund's Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be lower than the median (2nd quartile) of the applicable Lipper expense universe (based on Lipper data provided as of December 31, 2009, and analyzing Lipper expense universe Class A expenses less any applicable 12b-1 fees) ("Lipper Universe Expenses"). The Board also reviewed data comparing each share class's total (net) operating expenses to the applicable Lipper Universe Expenses. The Board considered the Fund's management fee rate as compared to fees charged by DWS and certain of its affiliates for comparable mutual funds and considered differences in fund and fee structures between the DWS Funds. The Board also considered how the Fund's total (net) operating expenses compared to the total (net) operating expenses of a more customized peer group selected by Lipper (based on such factors as asset size).

The Board also noted that the expense limitation agreed to by DWS helped to ensure that the Fund's total (net) operating expenses would remain competitive.

The information considered by the Board as part of its review of management fees included information regarding fees charged by DWS and its affiliates to similar institutional accounts and to similar funds offered primarily to European investors ("DWS Europe funds"), in each case as applicable. The Board observed that advisory fee rates for institutional accounts generally were lower than the management fees charged by similarly managed DWS US mutual funds ("DWS Funds"), but also took note of the differences in services provided to DWS Funds as compared to institutional accounts. In the case of DWS Europe funds, the Board observed that fee rates for DWS Europe funds generally were higher than for similarly managed DWS Funds, but noted that differences in the types of services provided to DWS Funds relative to DWS Europe funds made it difficult to compare such fees.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DWS.

Profitability. The Board reviewed detailed information regarding revenues received by DWS under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DWS from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DWS and its affiliates with respect to all fund services in totality and by fund. The Board reviewed DWS's methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DWS in connection with the management of the Fund were not unreasonable. The Board also reviewed information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DWS and its affiliates' overall profitability with respect to the DWS fund complex (after taking into account distribution and other services provided to the funds by DWS and its affiliates) was lower than the overall profitability levels of many comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board concluded that the Fund's fee schedule represents an appropriate sharing between the Fund and DWS of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DWS and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DWS and its affiliates, including any fees received by DWS for administrative services provided to the Fund and any fees received by an affiliate of DWS for distribution services. The Board also considered benefits to DWS related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DWS related to DWS Funds advertising and cross-selling opportunities among DWS products and services. The Board concluded that management fees were reasonable in light of these fallout benefits.

Compliance. The Board considered the significant attention and resources dedicated by DWS to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of both DWS's chief compliance officer and the Fund's chief compliance officer; (ii) the large number of DWS compliance personnel; and (iii) the substantial commitment of resources by DWS and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and their counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Summary of Management Fee Evaluation by Independent Fee Consultant

October 3, 2010

Pursuant to an Order entered into by Deutsche Investment Management Americas and affiliates (collectively, "DeAM") with the Attorney General of New York, I, Thomas H. Mack, have been appointed the Independent Fee Consultant for the DWS Funds (formerly the DWS Scudder Funds). My duties include preparing an annual written evaluation of the management fees DeAM charges the Funds, considering among other factors the management fees charged by other mutual fund companies for like services, management fees DeAM charges other clients for like services, DeAM's costs of supplying services under the management agreements and related profit margins, possible economies of scale if a Fund grows larger, and the nature and quality of DeAM's services, including fund performance. This report summarizes my evaluation for 2010, including my qualifications, the evaluation process for each of the DWS Funds, consideration of certain complex-level factors, and my conclusions. I served in substantially the same capacity in 2007, 2008, and 2009.

Qualifications

For more than 35 years I have served in various professional capacities within the investment management business. I have held investment analysis and advisory positions, including securities analyst, portfolio strategist and director of investment policy with a large investment firm. I have also performed business management functions, including business development, financial management and marketing research and analysis.

Since 1991, I have been an independent consultant within the asset management industry. I have provided services to over 125 client organizations, including investment managers, mutual fund boards, product distributors and related organizations. Over the past ten years I have completed a number of assignments for mutual fund boards, specifically including assisting boards with management contract renewal.

I hold a Master of Business Administration degree, with highest honors, from Harvard University and Master of Science and Bachelor of Science (highest honors) degrees from the University of California at Berkeley. I am an independent director and audit committee financial expert for two closed-end mutual funds and have served in various leadership and financial oversight capacities with non-profit organizations.

Evaluation of Fees for each DWS Fund

My work focused primarily on evaluating, fund-by-fund, the fees charged to each of the 118 publicly offered Fund portfolios in the DWS Fund family. For each Fund, I considered each of the key factors mentioned above, as well as any other relevant information. In doing so I worked closely with the Funds' Independent Directors in their annual contract renewal process, as well as in their approval of contracts for several new funds (documented separately).

In evaluating each Fund's fees, I reviewed comprehensive materials provided by or on behalf of DeAM, including expense information prepared by Lipper Analytical, comparative performance information, profitability data, manager histories, and other materials. I also accessed certain additional information from the Lipper and Morningstar databases and drew on my industry knowledge and experience.

To facilitate evaluating this considerable body of information, I prepared for each Fund a document summarizing the key data elements in each area as well as additional analytics discussed below. This made it possible to consider each key data element in the context of the others.

In the course of contract renewal, DeAM agreed to implement a number of fee and expense adjustments requested by the Independent Directors which will favorably impact future fees and expenses, and my evaluation includes the effects of these changes.

Fees and Expenses Compared with Other Funds

The competitive fee and expense evaluation for each fund focused on two primary comparisons:

The Fund's contractual management fee (the advisory fee plus the administration fee where applicable) compared with those of a group of typically 12-15 funds in the same Lipper investment category (e.g. Large Capitalization Growth) having similar distribution arrangements and being of similar size.

The Fund's total expenses compared with a broader universe of funds from the same Lipper investment category and having similar distribution arrangements.

These two comparisons provide a view of not only the level of the fee compared with funds of similar scale but also the total expense the Fund bears for all the services it receives, in comparison with the investment choices available in the Fund's investment category and distribution channel. The principal figure-of-merit used in these comparisons was the subject Fund's percentile ranking against peers.

DeAM's Fees for Similar Services to Others

DeAM provided management fee schedules for all of its US domiciled fund and non-fund investment management accounts in any of the investment categories where there is a DWS Fund. These similar products included the other DWS Funds, non-fund pooled accounts, institutional accounts and sub-advisory accounts. Using this information, I calculated for each Fund the fee that would be charged to each similar product, at the subject Fund's asset level.

Evaluating information regarding non-fund products is difficult because there are varying levels of services required for different types of accounts, with mutual funds generally requiring considerably more regulatory and administrative types of service as well as having more frequent cash flows than other types of accounts. Also, while mutual fund fees for similar fund products can be expected to be similar, there will be some differences due to different pricing conditions in different distribution channels (e.g. retail funds versus those used in variable insurance products), differences in underlying investment processes and other factors.

Costs and Profit Margins

DeAM provided a detailed profitability analysis for each Fund. After making some adjustments so that the presentation would be more comparable to the available industry figures, I reviewed profit margins from investment management alone, from investment management plus other fund services (excluding distribution) provided to the Funds by DeAM (principally shareholder services), and DeAM profits from all sources, including distribution. A later section comments on overall profitability.

Economies of Scale

Economies of scale — an expected decline in management cost per dollar of fund assets as fund assets grow — are very rarely quantified and documented because of inherent difficulties in collecting and analyzing relevant data. However, in virtually every investment category that I reviewed, larger funds tend to have lower fees and lower total expenses than smaller funds. To see how each DWS Fund compares with this industry observation, I reviewed:

The trend in Fund assets over the last five years and the accompanying trend in total expenses. This shows if the Fund has grown and, if so, whether total expense (management fees as well as other expenses) have declined as a percent of assets.

Whether the Fund has break-points in its management fee schedule, the extent of the fee reduction built into the schedule and the asset levels where the breaks take effect, and in the case of a sub-advised Fund how the Fund's break-points compare with those of the sub-advisory fee schedule.

How the Fund's contractual fee schedule compares with trends in the industry data. To accomplish this, I constructed a chart showing how actual latest-fiscal-year contractual fees of the Fund and of other similar funds relate to average fund assets, with the subject Fund's contractual fee schedule superimposed.

Quality of Service — Performance

The quality-of-service evaluation focused on investment performance, which is the principal result of the investment management service. Each Fund's performance was reviewed over the past 1, 3, 5 and 10 years, as applicable, and compared with that of other funds in the same investment category and with a suitable market index.

In addition, I calculated and reviewed risk-adjusted returns relative to an index of similar mutual funds' returns and a suitable market index. The risk-adjusted returns analysis provides a way of determining the extent to which the Fund's return comparisons are mainly the product of investment value-added (or lack thereof) or alternatively taking considerably more or less risk than is typical in its investment category.

I also received and considered the history of portfolio manager changes for each Fund, as this provided an important context for evaluating the performance results.

Complex-Level Considerations

While this evaluation was conducted mainly at the individual fund level, there are some issues relating to the reasonableness of fees that can alternatively be considered across the whole fund complex:

I reviewed DeAM's profitability analysis for all DWS Funds, with a view toward determining if the allocation procedures used were reasonable and how profit levels compared with public data for other investment managers.

I considered whether DeAM and affiliates receive any significant ancillary or "fall-out" benefits that should be considered in interpreting the direct profitability results. These would be situations where serving as the investment manager of the Funds is beneficial to another part of the Deutsche Bank organization.

I considered how aggregated DWS Fund expenses had varied over the years, by asset class and in the context of trends in asset levels.

I reviewed the structure of the DeAM organization, trends in staffing levels, and information on compensation of investment management and other professionals compared with industry data.

Findings

Based on the process and analysis discussed above, which included reviewing a wide range of information from management and external data sources and considering among other factors the fees DeAM charges other clients, the fees charged by other fund managers, DeAM's costs and profits associated with managing the Funds, economies of scale, possible fall-out benefits, and the nature and quality of services provided, in my opinion the management fees charged the DWS Funds are reasonable.

Thomas H. Mack

Account Management Resources

For More Information
The automated telephone system allows you to access personalized account information and obtain information on other DWS funds using either your voice or your telephone keypad. Certain account types within Classes A, B, C and S also have the ability to purchase, exchange or redeem shares using this system.
For more information, contact your financial advisor. You may also access our automated telephone system or speak with a DWS Investments representative by calling the appropriate number below:
For shareholders of Classes A, B, C and Institutional Class:
(800) 621-1048
For shareholders of Class S:
(800) 728-3337

Web Site
www.dws-investments.com
View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about DWS funds, subscription to fund updates by e-mail, retirement planning information, and more.

Written Correspondence	DWS Investments PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting
The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — www.dws-investments.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Principal Underwriter	If you have questions, comments or complaints, contact: DWS Investments Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148

	Class A	Class B	Class C	Class S	Institutional Class
Nasdaq Symbol	SZMAX	SZMBX	SZMCX	SCMTX	SZMIX
CUSIP Number	23337X-103	23337X-202	23337X-301	23337X-509	23337X-707
Fund Number	445	645	745	2045	1445

Privacy Statement
FACTS	What Does DWS Investments Do With Your Personal Information?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share can include:
• Social Security number
• Account balances
• Purchase and transaction history
• Bank account information
• Contact information such as mailing address, e-mail address and telephone number

How?
All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons DWS Investments chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does DWS Investments share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share

Questions?	Call (800) 621-1048 or e-mail us at dws-investments.info@dws.com

Who we are
Who is providing this notice?	DWS Investments Distributors, Inc.; Deutsche Investment Management Americas, Inc.; DeAM Investor Services, Inc.; DWS Trust Company; the DWS Funds
What we do
How does DWS Investments protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does DWS Investments collect my personal information?
We collect your personal information, for example. When you:
• open an account
• give us your contact information
• provide bank account information for ACH or wire transactions
• tell us where to send money
• seek advice about your investments

Why can't I limit all sharing?
Federal law gives you the right to limit only
• sharing for affiliates' everyday business purposes — information about your creditworthiness
• affiliates from using your information to market to you
• sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt and DB Alex Brown.

Non-affiliates
Companies not related by common ownership or control. They can be financial and non-financial companies.
Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. DWS Investments does not jointly market.

Rev. 09/2010

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board.  The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Paul K. Freeman, Independent Chairman, DWS Funds, P.O. Box 101833, Denver, CO 80250-1833.

ITEM 11.	CONTROLS AND PROCEDURES

(a)The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

(a)(1)Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(b)Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

Form N-CSRS Item F

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Intermediate Tax/AMT Free Fund, a series of DWS Tax Free Trust

By:	/s/Michael G. Clark Michael G. Clark President

Date:	January 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	January 28, 2011

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	January 28, 2011